Discontinued Operations - Schedule of Reconciliation of Gain on Sale of Subsidiary (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 23, 2017	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018	Aug. 11, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds on disposal	$ 134,982
Legal and professional fees incurred as a result of the Aurum Transaction	(3,759)
Cash	3,083
Accounts receivable	15,705
Inventory	89,101				$ 2,300
Prepaid expenses	1,110
Property and equipment	11,176
Intangible assets	343
Other assets	244
Deferred income tax asset	6,705
Accounts payable	(27,207)
Accrued expenses	(3,552)
Long-term debt	(333)
Other long-term liabilities	(2,834)
Total assets	93,541
Gain on disposal, net of taxes of nil	$ 37,682	$ 0	$ 0	$ 37,682